License Rights	12 Months Ended
Dec. 31, 2010
License Rights
License Rights

8.                        License Rights

In August 2008, Blizzard agreed to license to SH EaseNet on an exclusive basis in China three personal computer strategy games: StarCraft II: Wings of Liberty, a sequel to Blizzard’s space-themed game, which was commercially launched in China on April 6, 2011; Warcraft III: Reign of Chaos, a fantasy-themed game; and Warcraft III: The Frozen Throne, an expansion pack to Warcraft III: Reign of Chaos. Blizzard also licenses on an exclusive basis in China its Battle.net platform which enables multiplayer interaction within these games and other online services. The term of the license will be three years, with an additional one year extension upon agreement of the parties, commencing from the commercial launch of StarCraft II in China. On behalf of SH EaseNet as licensee of the games, the Company has paid to Blizzard US$4.0 million (RMB27.5 million) as an initial license fee as of December 31, 2008 and recorded the payment as prepayment for license right. In April 2009, the Company paid Blizzard a 3-year license fee of US$30 million (RMB204.8 million) for the right to operate World of Warcraft. As World of Warcraft was commercially re-launched in September 2009, the Company started amortizing the prepayment for the license right over the license term. The Company will start amortizing the prepaid license fee for StarCraft II in 2011.

The foregoing license rights are summarized as follows (in thousands):

	December 31,	December 31,
	2009	2010
	RMB	RMB
Payment for StarCraft II license right (US$4 million)	27,464	27,464
Payment for World of Warcraft license right (US$30 million)	204,819	204,819
Accumulated amortization	(19,436)	(87,646)
	212,847	144,637

The total amortization expense for the years ended December 31, 2009 and 2010 amounted to approximately RMB19.4 million and RMB68.2 million, respectively.  The estimated amortization expense for the future fiscal years is expected to be as follows:

RMB
2011	74,949
2012	58,118
2013	9,155
2014	2,415
144,637